HELD FOR SALE - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Balance, beginning of period	$ 122,520
Balance, end of period	108,028	$ 122,520
Held for sale
Disclosure of financial assets [line items]
Balance, beginning of period	1,004	1,433
Reclassification to assets held for sale, net	1,549	2,382
Disposals	(1,245)	(2,819)
Fair value adjustments	33	81
Foreign currency translation	5	(32)
Other	0	(41)
Balance, end of period	$ 1,346	$ 1,004